Other Assets	9 Months Ended
Sep. 30, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets	NOTE 6: OTHER ASSETS As of September 30, 2021 and December 31, 2020, the Company carried the following other assets balances $1,313,566 and $1,112,590 respectively.